Operating Segments - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2019 Customer Segment	Mar. 31, 2018 Customer	Mar. 31, 2017
Disclosure of operating segments [Line Items]
Number of reportable segment | Segment	2
WNS Global BPM segment [member]
Disclosure of operating segments [Line Items]
Number of clients individually accounted for more than 10% of total revenue | Customer	0	0
Percentage of revenue from top customer			9.00%
Percentage of trade receivables of top customer			7.10%